Quarterly Holdings Report
for
Fidelity Advisor® High Income Advantage Fund
January 31, 2024
HY-NPRT1-0324
1.813043.119
Corporate Bonds - 59.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.6%
Broadcasting - 0.4%
DISH Network Corp.:
0% 12/15/25	6,054	4,307
3.375% 8/15/26	8,600	4,988
		9,295
Diversified Financial Services - 0.2%
New Cotai LLC 5% 2/24/27 (b)	1,835	3,781
TOTAL CONVERTIBLE BONDS		13,076
Nonconvertible Bonds - 59.2%
Aerospace - 3.8%
ATI, Inc.:
4.875% 10/1/29	845	781
5.125% 10/1/31	750	684
Bombardier, Inc.:
6% 2/15/28 (c)	830	809
7.125% 6/15/26 (c)	1,261	1,272
7.875% 4/15/27 (c)	3,454	3,450
8.75% 11/15/30 (c)	1,475	1,548
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)	1,575	1,451
Moog, Inc. 4.25% 12/15/27 (c)	480	449
Rolls-Royce PLC 5.75% 10/15/27 (c)	1,440	1,441
TransDigm, Inc.:
4.625% 1/15/29	4,860	4,544
4.875% 5/1/29	15,000	14,019
5.5% 11/15/27	14,675	14,326
6.25% 3/15/26 (c)	6,870	6,823
6.75% 8/15/28 (c)	8,160	8,282
6.875% 12/15/30 (c)	7,770	7,952
7.125% 12/1/31 (c)	1,950	2,032
7.5% 3/15/27	6,780	6,798
Triumph Group, Inc. 9% 3/15/28 (c)	1,435	1,514
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)	1,440	1,220
		79,395
Air Transportation - 1.3%
Air Canada 3.875% 8/15/26 (c)	1,240	1,179
Allegiant Travel Co. 7.25% 8/15/27 (c)	1,320	1,290
American Airlines, Inc.:
7.25% 2/15/28 (c)	3,155	3,198
8.5% 5/15/29 (c)	3,235	3,429
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)	4,820	4,733
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (c)	3,145	2,959
Rand Parent LLC 8.5% 2/15/30 (c)	2,390	2,366
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (c)	470	307
8% 9/20/25 (c)	1,044	681
United Airlines, Inc.:
4.375% 4/15/26 (c)	3,965	3,825
4.625% 4/15/29 (c)	3,180	2,942
		26,909
Automotive & Auto Parts - 1.1%
Adient Global Holdings Ltd. 7% 4/15/28 (c)	960	981
Allison Transmission, Inc. 5.875% 6/1/29 (c)	1,265	1,257
Arko Corp. 5.125% 11/15/29 (c)	1,290	1,137
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)	1,920	1,945
Dana, Inc.:
4.25% 9/1/30	1,185	1,036
4.5% 2/15/32	1,305	1,122
LCM Investments Holdings 8.25% 8/1/31 (c)	1,160	1,191
Macquarie AirFinance Holdings 8.125% 3/30/29 (c)	1,475	1,530
McLaren Finance PLC 7.5% 8/1/26 (c)	1,130	991
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	1,850	1,734
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (c)(d)(e)	4,255	4,264
Tenneco, Inc. 8% 11/17/28 (c)	2,915	2,539
Wand NewCo 3, Inc. 7.625% 1/30/32 (c)	1,995	2,060
		21,787
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
8% 11/1/31	16,223	17,950
8% 11/1/31	3,105	3,430
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	4,245	3,960
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)	1,240	1,134
		26,474
Broadcasting - 0.9%
DISH Network Corp. 11.75% 11/15/27 (c)	6,645	6,935
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)	360	310
Sirius XM Radio, Inc.:
3.875% 9/1/31 (c)	1,655	1,380
4% 7/15/28 (c)	1,695	1,539
5% 8/1/27 (c)	1,575	1,514
Univision Communications, Inc.:
4.5% 5/1/29 (c)	1,610	1,431
7.375% 6/30/30 (c)	6,430	6,304
		19,413
Building Materials - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (c)	355	342
6.375% 6/15/30 (c)	890	897
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (c)	835	823
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)	590	537
Smyrna Ready Mix LLC 8.875% 11/15/31 (c)	3,925	4,123
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	1,540	1,437
6.125% 7/1/29 (c)	650	615
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (c)	1,445	1,399
7.25% 1/15/31 (c)	1,480	1,538
		11,711
Cable/Satellite TV - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	2,275	1,924
4.5% 5/1/32	16,160	13,482
4.75% 3/1/30 (c)	8,310	7,384
4.75% 2/1/32 (c)	3,745	3,212
5% 2/1/28 (c)	3,440	3,233
5.125% 5/1/27 (c)	8,920	8,603
6.375% 9/1/29 (c)	1,765	1,719
CSC Holdings LLC:
5.375% 2/1/28 (c)	1,195	1,027
5.5% 4/15/27 (c)	3,055	2,745
6.5% 2/1/29 (c)	40	34
DISH DBS Corp. 5.75% 12/1/28 (c)	2,170	1,460
VZ Secured Financing BV 5% 1/15/32 (c)	3,855	3,370
Ziggo BV 4.875% 1/15/30 (c)	3,795	3,393
		51,586
Capital Goods - 0.2%
ATS Corp. 4.125% 12/15/28 (c)	1,015	921
Chart Industries, Inc. 7.5% 1/1/30 (c)	2,500	2,566
		3,487
Chemicals - 1.8%
Compass Minerals International, Inc. 6.75% 12/1/27 (c)	3,850	3,797
Ingevity Corp. 3.875% 11/1/28 (c)	1,515	1,335
LSB Industries, Inc. 6.25% 10/15/28 (c)	3,360	3,191
NOVA Chemicals Corp. 8.5% 11/15/28 (c)	1,325	1,387
Olin Corp. 5% 2/1/30	1,555	1,466
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (c)	3,370	3,076
7.125% 10/1/27 (c)	1,070	1,074
9.75% 11/15/28 (c)	4,875	5,158
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)	1,035	961
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)	1,985	1,930
The Chemours Co. LLC:
4.625% 11/15/29 (c)	575	499
5.375% 5/15/27	4,500	4,377
5.75% 11/15/28 (c)	2,355	2,221
Tronox, Inc. 4.625% 3/15/29 (c)	1,705	1,505
W.R. Grace Holding LLC:
5.625% 8/15/29 (c)	4,675	4,122
7.375% 3/1/31 (c)	950	968
		37,067
Consumer Products - 1.0%
Angi Group LLC 3.875% 8/15/28 (c)	750	645
Foundation Building Materials, Inc. 6% 3/1/29 (c)	735	646
Gannett Holdings LLC 6% 11/1/26 (c)	1,230	1,110
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (c)	1,240	1,182
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (c)	2,260	2,111
7.75% 2/15/29 (c)	2,540	2,455
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	1,080	1,000
Tempur Sealy International, Inc.:
3.875% 10/15/31 (c)	2,230	1,882
4% 4/15/29 (c)	2,545	2,296
The Scotts Miracle-Gro Co. 4% 4/1/31	1,530	1,280
TKC Holdings, Inc. 6.875% 5/15/28 (c)	5,855	5,343
Windsor Holdings III, LLC 8.5% 6/15/30 (c)	955	983
		20,933
Containers - 0.6%
BWAY Holding Co. 7.875% 8/15/26 (c)	1,895	1,915
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,780	4,680
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,166
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	825	736
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)	1,125	1,005
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	570	536
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (c)	950	953
Trident TPI Holdings, Inc. 12.75% 12/31/28 (c)	950	1,013
		12,004
Diversified Financial Services - 2.3%
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)	2,115	2,006
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)	965	878
Coinbase Global, Inc.:
3.375% 10/1/28 (c)	4,600	3,770
3.625% 10/1/31 (c)	2,715	2,036
Compass Group Diversified Holdings LLC:
5% 1/15/32 (c)	870	783
5.25% 4/15/29 (c)	2,270	2,162
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (c)	1,465	1,545
Hightower Holding LLC 6.75% 4/15/29 (c)	785	713
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	2,854
5.25% 5/15/27	5,030	4,521
6.25% 5/15/26	5,825	5,581
MSCI, Inc.:
3.25% 8/15/33 (c)	1,245	1,041
4% 11/15/29 (c)	900	836
OneMain Finance Corp.:
4% 9/15/30	720	610
5.375% 11/15/29	9,325	8,628
6.625% 1/15/28	1,185	1,181
6.875% 3/15/25	775	778
7.125% 3/15/26	4,710	4,774
7.875% 3/15/30	985	1,001
Williams Scotsman, Inc. 7.375% 10/1/31 (c)	985	1,032
		46,730
Energy - 8.6%
Altus Midstream LP 5.875% 6/15/30 (c)	1,335	1,311
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (c)	1,205	1,157
5.75% 3/1/27 (c)	2,655	2,635
5.75% 1/15/28 (c)	1,705	1,674
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	1,045	967
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28 (c)	1,475	1,527
10.375% 11/15/30 (c)	490	507
Callon Petroleum Co. 6.375% 7/1/26	1,080	1,080
CGG SA 8.75% 4/1/27 (c)	1,530	1,348
Chesapeake Energy Corp.:
4.875% (b)(f)	2,950	0
5.75% (b)(f)	1,890	0
5.875% 2/1/29 (c)	2,735	2,716
6.75% 4/15/29 (c)	1,150	1,163
7% (b)(f)	840	0
8% (b)(f)	300	0
8% (b)(f)	480	0
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	1,105	1,103
7% 6/15/25 (c)	3,035	3,035
8.375% 1/15/29 (c)	4,325	4,494
Civitas Resources, Inc. 8.625% 11/1/30 (c)	1,985	2,117
CNX Midstream Partners LP 4.75% 4/15/30 (c)	900	784
CNX Resources Corp.:
6% 1/15/29 (c)	690	667
7.375% 1/15/31 (c)	890	904
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	4,426	3,835
6.75% 3/1/29 (c)	7,095	6,515
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (c)	2,610	2,675
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	665	657
CVR Energy, Inc.:
5.25% 2/15/25 (c)	3,075	3,071
5.75% 2/15/28 (c)	3,170	2,929
8.5% 1/15/29 (c)	6,890	6,899
DCP Midstream Operating LP 8.125% 8/16/30	130	150
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (c)	2,645	2,520
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (c)	985	1,012
DT Midstream, Inc.:
4.125% 6/15/29 (c)	1,215	1,116
4.375% 6/15/31 (c)	1,215	1,088
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	1,365	1,359
Energy Transfer LP:
5.625% 5/1/27 (c)	12,200	12,177
6% 2/1/29 (c)	8,530	8,572
EnLink Midstream LLC:
5.375% 6/1/29	650	633
6.5% 9/1/30 (c)	2,725	2,781
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (c)	1,235	1,267
Hess Midstream Operations LP:
4.25% 2/15/30 (c)	1,345	1,237
5.125% 6/15/28 (c)	1,570	1,523
5.5% 10/15/30 (c)	890	870
5.625% 2/15/26 (c)	2,690	2,673
HF Sinclair Corp.:
5% 2/1/28 (c)	1,060	1,029
6.375% 4/15/27 (c)	890	894
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	310	309
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)	2,400	2,521
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)	1,621	1,714
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)	2,300	2,269
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (c)	2,055	2,031
MEG Energy Corp. 7.125% 2/1/27 (c)	1,580	1,599
Mesquite Energy, Inc. 7.25% (b)(c)(f)	6,264	0
Nabors Industries Ltd. 7.5% 1/15/28 (c)	1,360	1,244
Nabors Industries, Inc. 9.125% 1/31/30 (c)	1,950	1,984
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	3,115	3,018
6.75% 9/15/25 (c)	3,630	3,587
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	1,410	1,435
Noble Finance II LLC 8% 4/15/30 (c)	960	997
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)	990	1,005
8.75% 6/15/31 (c)	1,950	2,038
Occidental Petroleum Corp. 7.2% 3/15/29	545	583
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	3,758
7.875% 9/15/30 (c)	2,930	3,035
Permian Resources Operating LLC 5.875% 7/1/29 (c)	1,165	1,145
Seadrill Finance Ltd. 8.375% 8/1/30 (c)	1,925	2,003
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)	2,460	2,523
SM Energy Co.:
5.625% 6/1/25	2,480	2,456
6.625% 1/15/27	850	846
6.75% 9/15/26	845	844
Southwestern Energy Co. 5.375% 3/15/30	1,665	1,609
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)	1,610	1,447
Sunnova Energy Corp.:
5.875% 9/1/26 (c)	485	403
11.75% 10/1/28 (c)	2,950	2,566
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,230
4.5% 4/30/30	1,710	1,581
6% 4/15/27	4,740	4,741
7% 9/15/28 (c)	985	1,007
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	95	91
6% 3/1/27 (c)	950	935
6% 9/1/31 (c)	1,620	1,492
Talos Production, Inc.:
9% 2/1/29 (c)(h)	880	892
9.375% 2/1/31 (c)(h)	1,000	1,023
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,405	1,347
Teine Energy Ltd. 6.875% 4/15/29 (c)	1,145	1,086
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)	1,977	2,043
Transocean, Inc.:
7.5% 1/15/26 (c)	480	475
8% 2/1/27 (c)	1,430	1,419
8.75% 2/15/30 (c)	4,475	4,637
11.5% 1/30/27 (c)	1,975	2,064
Valaris Ltd. 8.375% 4/30/30 (c)	975	1,000
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (c)	1,035	925
4.125% 8/15/31 (c)	1,035	915
6.25% 1/15/30 (c)	3,835	3,838
		178,381
Environmental - 0.9%
Clean Harbors, Inc. 6.375% 2/1/31 (c)	790	800
Covanta Holding Corp.:
4.875% 12/1/29 (c)	4,810	4,154
5% 9/1/30	1,940	1,649
Darling Ingredients, Inc.:
5.25% 4/15/27 (c)	2,655	2,609
6% 6/15/30 (c)	2,040	2,027
GFL Environmental, Inc.:
4% 8/1/28 (c)	1,275	1,170
4.75% 6/15/29 (c)	1,625	1,525
6.75% 1/15/31 (c)	1,450	1,483
Madison IAQ LLC:
4.125% 6/30/28 (c)	1,535	1,411
5.875% 6/30/29 (c)	1,225	1,089
		17,917
Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	4,630	4,183
4.625% 1/15/27 (c)	4,225	4,099
4.875% 2/15/30 (c)	6,100	5,830
BellRing Brands, Inc. 7% 3/15/30 (c)	2,425	2,483
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	675	582
Parkland Corp.:
4.5% 10/1/29 (c)	1,145	1,053
4.625% 5/1/30 (c)	1,735	1,598
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	1,470	1,489
		21,317
Food/Beverage/Tobacco - 1.4%
C&S Group Enterprises LLC 5% 12/15/28 (c)	1,110	901
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)	855	800
Fiesta Purchaser, Inc. 7.875% 3/1/31 (c)(h)	1,895	1,895
KeHE Distributor / Nextwave 9% 2/15/29 (c)(h)	3,610	3,643
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (c)	1,185	1,211
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (c)	1,720	1,570
4.375% 1/31/32 (c)	860	772
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	1,160	1,063
5.5% 10/15/27 (c)	1,353	1,320
Post Holdings, Inc.:
4.5% 9/15/31 (c)	6,170	5,542
4.625% 4/15/30 (c)	2,050	1,885
5.5% 12/15/29 (c)	865	836
5.625% 1/15/28 (c)	3,640	3,582
Simmons Foods, Inc. 4.625% 3/1/29 (c)	1,070	920
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	810	698
U.S. Foods, Inc.:
4.625% 6/1/30 (c)	1,070	997
7.25% 1/15/32 (c)	985	1,032
United Natural Foods, Inc. 6.75% 10/15/28 (c)	1,055	886
		29,553
Gaming - 2.0%
Affinity Interactive 6.875% 12/15/27 (c)	550	498
Boyd Gaming Corp. 4.75% 6/15/31 (c)	4,225	3,881
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	5,705	5,724
7% 2/15/30 (c)	2,845	2,924
Churchill Downs, Inc.:
5.75% 4/1/30 (c)	2,330	2,254
6.75% 5/1/31 (c)	1,925	1,947
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)	4,710	4,310
6.75% 1/15/30 (c)	4,950	4,450
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)	1,250	1,186
Light & Wonder International, Inc. 7.5% 9/1/31 (c)	970	1,009
Melco Resorts Finance Ltd. 5.75% 7/21/28 (c)	600	559
MGM Resorts International 4.75% 10/15/28	1,470	1,393
Ontario Gaming GTA LP 8% 8/1/30 (c)	2,005	2,090
Premier Entertainment Sub LLC:
5.625% 9/1/29 (c)	2,410	1,807
5.875% 9/1/31 (c)	370	269
Station Casinos LLC 4.625% 12/1/31 (c)	1,300	1,167
Studio City Finance Ltd. 5% 1/15/29 (c)	725	616
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (c)	1,445	1,329
4.25% 12/1/26 (c)	3,015	2,903
4.625% 12/1/29 (c)	1,720	1,628
		41,944
Healthcare - 3.9%
180 Medical, Inc. 3.875% 10/15/29 (c)	910	813
Avantor Funding, Inc. 3.875% 11/1/29 (c)	860	781
Bausch & Lomb Escrow Corp. 8.375% 10/1/28 (c)	1,970	2,044
Bausch Health Companies, Inc.:
4.875% 6/1/28 (c)	200	113
5.75% 8/15/27 (c)	2,955	1,765
6.125% 2/1/27 (c)	4,355	2,756
11% 9/30/28 (c)	845	575
Cano Health, Inc. 6.25% 10/1/28 (c)	565	44
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	1,365	1,241
4% 3/15/31 (c)	1,545	1,373
4.25% 5/1/28 (c)	485	458
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	2,860	2,270
5.25% 5/15/30 (c)	2,625	2,173
6% 1/15/29 (c)	1,085	980
6.125% 4/1/30 (c)	2,910	1,894
8% 3/15/26 (c)	3,773	3,719
10.875% 1/15/32 (c)	3,150	3,295
DaVita, Inc.:
3.75% 2/15/31 (c)	535	441
4.625% 6/1/30 (c)	4,545	4,021
Encompass Health Corp. 5.75% 9/15/25	400	397
Grifols SA 4.75% 10/15/28 (c)	850	731
HealthEquity, Inc. 4.5% 10/1/29 (c)	895	836
Hologic, Inc. 4.625% 2/1/28 (c)	645	622
IQVIA, Inc. 5% 10/15/26 (c)	1,125	1,100
Jazz Securities DAC 4.375% 1/15/29 (c)	1,635	1,508
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)	955	775
Modivcare, Inc. 5.875% 11/15/25 (c)	1,105	1,091
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	1,360	1,192
3.875% 5/15/32 (c)	1,730	1,481
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	3,525	3,225
5.125% 4/30/31 (c)	2,410	2,070
Owens & Minor, Inc. 4.5% 3/31/29 (c)	1,065	935
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	1,340	1,206
Tenet Healthcare Corp.:
4.25% 6/1/29	8,360	7,761
4.375% 1/15/30	6,245	5,779
6.125% 6/15/30	4,600	4,598
6.25% 2/1/27	9,945	9,916
6.75% 5/15/31 (c)	990	1,013
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	865	833
5.125% 5/9/29	865	834
7.875% 9/15/29	960	1,036
		79,695
Homebuilders/Real Estate - 1.4%
Arcosa, Inc. 4.375% 4/15/29 (c)	1,075	1,002
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)	1,240	1,122
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)	1,080	958
Century Communities, Inc. 3.875% 8/15/29 (c)	1,245	1,120
Greystar Real Estate Partners 7.75% 9/1/30 (c)	860	904
LGI Homes, Inc. 8.75% 12/15/28 (c)	975	1,029
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	886
5% 10/15/27	9,710	7,349
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	1,070	1,004
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (c)	1,416	1,349
5.75% 1/15/28 (c)	2,100	2,085
5.875% 6/15/27 (c)	1,490	1,477
TopBuild Corp. 3.625% 3/15/29 (c)	755	683
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	1,933
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (c)	4,258	3,629
6.5% 2/15/29 (c)	2,070	1,460
10.5% 2/15/28 (c)	1,265	1,288
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	675	629
		29,907
Hotels - 0.3%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)	2,825	3,090
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (c)	725	665
4% 5/1/31 (c)	1,085	975
4.875% 1/15/30	1,180	1,137
		5,867
Insurance - 2.5%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (c)	1,240	1,137
8.25% 2/1/29 (c)	4,685	4,697
10.125% 8/1/26 (c)	295	307
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (c)	1,470	1,367
5.875% 11/1/29 (c)	1,290	1,222
6.75% 10/15/27 (c)	7,995	7,806
6.75% 4/15/28 (c)	5,690	5,743
7% 1/15/31 (c)	1,680	1,698
AmWINS Group, Inc. 4.875% 6/30/29 (c)	1,205	1,125
AssuredPartners, Inc.:
5.625% 1/15/29 (c)	1,140	1,077
7% 8/15/25 (c)	10	10
GTCR AP Finance, Inc. 8% 5/15/27 (c)	985	987
HUB International Ltd.:
5.625% 12/1/29 (c)	5,635	5,317
7.25% 6/15/30 (c)	6,265	6,445
7.375% 1/31/32 (c)	2,495	2,555
MGIC Investment Corp. 5.25% 8/15/28	1,040	1,013
National Financial Partners Corp.:
4.875% 8/15/28 (c)	1,980	1,964
6.875% 8/15/28 (c)	3,977	3,999
8.5% 10/1/31 (c)	1,285	1,414
USI, Inc. 7.5% 1/15/32 (c)	1,300	1,318
		51,201
Leisure - 2.0%
Boyne U.S.A., Inc. 4.75% 5/15/29 (c)	840	769
Carnival Corp.:
4% 8/1/28 (c)	9,210	8,519
7% 8/15/29 (c)	990	1,030
7.625% 3/1/26 (c)	2,775	2,819
9.875% 8/1/27 (c)	2,250	2,361
NCL Corp. Ltd. 5.875% 2/15/27 (c)	1,770	1,744
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (c)	1,295	1,274
7.25% 1/15/30 (c)	950	990
8.25% 1/15/29 (c)	6,455	6,848
9.25% 1/15/29 (c)	5,340	5,736
11.625% 8/15/27 (c)	1,765	1,920
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)	1,665	1,551
Vail Resorts, Inc. 6.25% 5/15/25 (c)	850	851
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	625	609
Voc Escrow Ltd. 5% 2/15/28 (c)	5,510	5,261
		42,282
Metals/Mining - 1.4%
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)	1,980	1,817
Alpha Natural Resources, Inc. 9.75% (b)(f)	1,770	0
Arsenal AIC Parent LLC 8% 10/1/30 (c)	1,145	1,194
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (c)	3,200	3,000
4.875% 3/1/31 (c)	1,480	1,332
6.75% 4/15/30 (c)	2,000	2,018
Eldorado Gold Corp. 6.25% 9/1/29 (c)	1,895	1,800
ERO Copper Corp. 6.5% 2/15/30 (c)	1,320	1,195
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	2,600	2,446
8.625% 6/1/31 (c)	5,740	5,270
FMG Resources Pty Ltd. 4.375% 4/1/31 (c)	1,145	1,030
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	905	877
Mineral Resources Ltd.:
8% 11/1/27 (c)	3,895	3,983
8.5% 5/1/30 (c)	660	679
9.25% 10/1/28 (c)	1,745	1,843
		28,484
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (c)	760	664
4% 9/1/29 (c)	1,515	1,228
6% 6/15/27 (c)	890	880
Cascades, Inc.:
5.125% 1/15/26 (c)	790	776
5.375% 1/15/28 (c)	790	773
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)	1,060	1,055
8.75% 4/15/30 (c)	7,325	6,958
Mercer International, Inc. 5.125% 2/1/29	1,920	1,648
		13,982
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (c)	2,185	2,186
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (c)	1,630	1,534
4% 10/15/30 (c)	5,185	4,634
4.375% 1/15/28 (c)	5,490	5,222
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)	715	665
Garden SpinCo Corp. 8.625% 7/20/30 (c)	775	829
Papa John's International, Inc. 3.875% 9/15/29 (c)	765	679
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,419
		14,982
Services - 3.5%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	1,335	1,260
Artera Services LLC 9.033% 12/4/25 (c)	2,230	2,274
ASGN, Inc. 4.625% 5/15/28 (c)	1,350	1,277
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	1,549	1,394
4.625% 6/1/28 (c)	846	762
Brand Industrial Services, Inc. 10.375% 8/1/30 (c)	7,245	7,653
CoreCivic, Inc. 8.25% 4/15/26	7,790	7,985
Fair Isaac Corp. 4% 6/15/28 (c)	1,530	1,425
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (c)	1,360	1,337
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)	2,415	2,193
Hertz Corp.:
4.625% 12/1/26 (c)	740	666
5% 12/1/29 (c)	1,435	1,134
5.5% (b)(c)(f)	1,505	45
6% (b)(c)(f)	1,385	118
6.25% (b)(f)	1,605	48
7.125% (b)(c)(f)	1,430	122
Iron Mountain, Inc.:
4.5% 2/15/31 (c)	2,975	2,668
4.875% 9/15/29 (c)	3,800	3,551
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)	7,590	7,248
Service Corp. International 4% 5/15/31	1,610	1,433
Sotheby's 7.375% 10/15/27 (c)	640	615
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)	2,410	2,080
The GEO Group, Inc.:
9.5% 12/31/28 (c)	1,360	1,326
10.5% 6/30/28	3,459	3,519
TriNet Group, Inc. 3.5% 3/1/29 (c)	1,135	1,002
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	3,730	3,531
6.25% 1/15/28 (c)	1,225	1,232
7.5% 9/15/27 (c)	4,885	4,991
8% 11/1/26 (c)	7,110	7,240
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	1,285	1,235
		71,364
Steel - 0.1%
ATI, Inc. 7.25% 8/15/30	975	1,003
Commercial Metals Co. 3.875% 2/15/31	780	688
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	610	561
		2,252
Super Retail - 1.6%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	463
4.625% 11/15/29 (c)	6,520	6,007
4.75% 3/1/30	489	452
5% 2/15/32 (c)	1,535	1,387
Bath & Body Works, Inc.:
6.625% 10/1/30 (c)	4,585	4,645
6.75% 7/1/36	1,340	1,320
7.5% 6/15/29	1,135	1,173
Carvana Co.:
12% 12/1/28 pay-in-kind (c)(d)	512	455
13% 6/1/30 pay-in-kind (c)(d)	769	682
14% 6/1/31 pay-in-kind (c)(d)	910	811
EG Global Finance PLC 12% 11/30/28 (c)	12,260	12,959
LBM Acquisition LLC 6.25% 1/15/29 (c)	2,880	2,614
		32,968
Technology - 4.2%
Acuris Finance U.S. 5% 5/1/28 (c)	6,410	5,603
Block, Inc. 3.5% 6/1/31	1,615	1,391
CA Magnum Holdings 5.375% 10/31/26 (c)	690	644
Camelot Finance SA 4.5% 11/1/26 (c)	1,515	1,461
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (c)	1,440	1,327
4.875% 7/1/29 (c)	1,360	1,270
Cloud Software Group, Inc.:
6.5% 3/31/29 (c)	15,015	14,020
9% 9/30/29 (c)	1,445	1,368
Coherent Corp. 5% 12/15/29 (c)	1,350	1,264
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	1,010
Elastic NV 4.125% 7/15/29 (c)	3,785	3,434
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (c)	6,860	6,211
5.25% 12/1/27 (c)	1,495	1,468
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	1,605	1,471
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)	1,295	1,168
MicroStrategy, Inc. 6.125% 6/15/28 (c)	4,490	4,284
NCR Atleos Corp. 9.5% 4/1/29 (c)	1,480	1,587
NCR Voyix Corp.:
5% 10/1/28 (c)	750	707
5.125% 4/15/29 (c)	3,710	3,471
5.25% 10/1/30 (c)	750	690
ON Semiconductor Corp. 3.875% 9/1/28 (c)	5,500	5,026
Open Text Corp. 6.9% 12/1/27 (c)	1,685	1,748
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)	790	715
4.125% 12/1/31 (c)	780	693
PTC, Inc.:
3.625% 2/15/25 (c)	925	908
4% 2/15/28 (c)	915	864
Roblox Corp. 3.875% 5/1/30 (c)	3,295	2,895
Seagate HDD Cayman:
8.25% 12/15/29 (c)	3,160	3,402
8.5% 7/15/31 (c)	2,045	2,222
Sensata Technologies BV 4% 4/15/29 (c)	1,530	1,401
Synaptics, Inc. 4% 6/15/29 (c)	900	798
TTM Technologies, Inc. 4% 3/1/29 (c)	1,135	1,023
Twilio, Inc.:
3.625% 3/15/29	6,425	5,806
3.875% 3/15/31	1,340	1,181
UKG, Inc. 6.875% 2/1/31 (c)	1,505	1,522
Unisys Corp. 6.875% 11/1/27 (c)	830	752
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)	3,170	2,709
		87,514
Telecommunications - 3.0%
Altice Financing SA:
5% 1/15/28 (c)	1,580	1,420
5.75% 8/15/29 (c)	4,975	4,336
Altice France SA:
5.125% 7/15/29 (c)	7,670	5,607
5.5% 1/15/28 (c)	2,465	1,925
5.5% 10/15/29 (c)	14,870	10,956
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	6,170	5,826
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	2,830	2,612
5.875% 10/15/27 (c)	1,375	1,323
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)	3,610	3,410
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	1,895	1,668
6.75% 10/15/27 (c)	1,453	1,400
Millicom International Cellular SA 4.5% 4/27/31 (c)	235	196
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)	850	818
Sable International Finance Ltd. 5.75% 9/7/27 (c)	5,800	5,568
SBA Communications Corp.:
3.125% 2/1/29	1,695	1,511
3.875% 2/15/27	6,375	6,084
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (c)	1,120	742
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)	2,875	2,577
Windstream Escrow LLC 7.75% 8/15/28 (c)	2,345	2,056
Zayo Group Holdings, Inc. 4% 3/1/27 (c)	1,915	1,456
		61,491
Textiles/Apparel - 0.1%
Crocs, Inc.:
4.125% 8/15/31 (c)	825	703
4.25% 3/15/29 (c)	1,110	1,005
Kontoor Brands, Inc. 4.125% 11/15/29 (c)	760	690
		2,398
Transportation Ex Air/Rail - 0.2%
Seaspan Corp. 5.5% 8/1/29 (c)	1,240	1,056
XPO, Inc.:
6.25% 6/1/28 (c)	960	961
7.125% 2/1/32 (c)	1,470	1,498
		3,515
Utilities - 2.2%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	1,705	1,478
3.75% 1/15/32 (c)	850	722
4.75% 3/15/28 (c)	970	924
NextEra Energy Partners LP 7.25% 1/15/29 (c)	980	1,009
NRG Energy, Inc.:
3.375% 2/15/29 (c)	665	587
3.625% 2/15/31 (c)	1,320	1,132
3.875% 2/15/32 (c)	171	147
5.75% 1/15/28	2,765	2,736
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	390
3.75% 7/1/28	400	377
3.95% 12/1/47	885	661
4% 12/1/46	2,184	1,642
PG&E Corp.:
5% 7/1/28	10,140	9,798
5.25% 7/1/30	1,150	1,098
Pike Corp.:
5.5% 9/1/28 (c)	5,980	5,709
8.625% 1/31/31 (c)	2,445	2,587
Vistra Operations Co. LLC:
4.375% 5/1/29 (c)	3,105	2,851
5% 7/31/27 (c)	3,565	3,454
5.5% 9/1/26 (c)	1,822	1,805
5.625% 2/15/27 (c)	4,435	4,369
7.75% 10/15/31 (c)	1,965	2,041
		45,517
TOTAL NONCONVERTIBLE BONDS		1,222,213
TOTAL CORPORATE BONDS (Cost $1,285,292)		1,235,289

Common Stocks - 15.0%
	Shares	Value ($) (000s)
Aerospace - 0.1%
TransDigm Group, Inc.	2,100	2,295
Air Transportation - 0.1%
Air Canada (i)	3,800	51
Delta Air Lines, Inc.	23,450	918
TOTAL AIR TRANSPORTATION		969
Automotive & Auto Parts - 0.2%
BYD Co. Ltd. (H Shares)	195,000	4,366
UC Holdings, Inc. (b)(i)	29,835	29
TOTAL AUTOMOTIVE & AUTO PARTS		4,395
Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (i)	1,504	101
Broadcasting - 0.1%
Nexstar Media Group, Inc. Class A	8,363	1,486
Building Materials - 0.8%
Builders FirstSource, Inc. (i)	14,100	2,450
Carlisle Companies, Inc.	10,200	3,205
Eagle Materials, Inc.	15,000	3,394
EMCOR Group, Inc.	9,500	2,167
Fortune Brands Innovations, Inc.	52,700	4,089
WESCO International, Inc.	12,467	2,163
TOTAL BUILDING MATERIALS		17,468
Capital Goods - 0.4%
Deere & Co.	2,400	945
Parker Hannifin Corp.	5,400	2,508
Regal Rexnord Corp.	15,100	2,015
Trane Technologies PLC	12,300	3,100
TOTAL CAPITAL GOODS		8,568
Chemicals - 0.3%
Olin Corp.	55,900	2,911
The Chemours Co. LLC	71,500	2,157
Westlake Corp.	8,200	1,134
TOTAL CHEMICALS		6,202
Consumer Products - 0.1%
Tapestry, Inc.	47,300	1,835
Containers - 0.2%
Graphic Packaging Holding Co.	159,900	4,079
Diversified Financial Services - 0.8%
Apollo Global Management, Inc.	55,600	5,582
Carnelian Point Holdings LP warrants (b)(i)	118	0
MasterCard, Inc. Class A	10,600	4,762
OneMain Holdings, Inc.	126,400	6,017
TOTAL DIVERSIFIED FINANCIAL SERVICES		16,361
Energy - 1.3%
Antero Resources Corp. (i)	47,902	1,070
California Resources Corp.	92,451	4,408
California Resources Corp. warrants 10/27/24 (i)	8,300	113
Cheniere Energy, Inc.	33,200	5,444
Diamond Offshore Drilling, Inc. (i)	16,382	200
EP Energy Corp. (b)(i)	147,125	255
Forbes Energy Services Ltd. (b)(i)	65,062	0
Mesquite Energy, Inc. (b)(i)	90,382	7,282
Noble Corp. PLC	1,410	62
Permian Resource Corp. Class A	310,100	4,180
PureWest Energy (b)	3,289	1
PureWest Energy rights (b)(i)	1,983	0
SolarEdge Technologies, Inc. (i)	7,400	492
Superior Energy Services, Inc. Class A (b)	17,671	1,320
Tidewater, Inc. warrants 11/14/42 (i)	12,651	935
TOTAL ENERGY		25,762
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(g)(i)	1,458,195	1,006
Food & Drug Retail - 0.4%
Northeast Grocery, Inc. (b)(g)(i)	339,746	2,110
Southeastern Grocers, Inc. (b)(g)(i)	250,623	6,737
TOTAL FOOD & DRUG RETAIL		8,847
Food/Beverage/Tobacco - 0.4%
Celsius Holdings, Inc. (i)	39,200	1,956
JBS SA	684,100	3,235
U.S. Foods Holding Corp. (i)	74,800	3,442
TOTAL FOOD/BEVERAGE/TOBACCO		8,633
Gaming - 0.3%
Boyd Gaming Corp.	74,300	4,717
Studio City International Holdings Ltd.:
ADR (c)(i)	32,338	216
(NYSE) ADR (i)	35,600	238
TOTAL GAMING		5,171
Healthcare - 0.3%
IQVIA Holdings, Inc. (i)	9,000	1,874
Tenet Healthcare Corp. (i)	15,300	1,266
UnitedHealth Group, Inc.	6,400	3,275
TOTAL HEALTHCARE		6,415
Homebuilders/Real Estate - 0.8%
Arthur J. Gallagher & Co.	34,500	8,010
TopBuild Corp. (i)	11,100	4,097
Willscot Mobile Mini Holdings (i)	97,300	4,602
TOTAL HOMEBUILDERS/REAL ESTATE		16,709
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	692	44
Restaurants - 0.1%
Domino's Pizza, Inc.	4,900	2,088
Services - 0.6%
Airbnb, Inc. Class A (i)	33,100	4,771
Visa, Inc. Class A	28,500	7,788
TOTAL SERVICES		12,559
Super Retail - 0.7%
Amazon.com, Inc. (i)	23,700	3,678
Arena Brands Holding Corp. Class B (b)(g)(i)	42,253	424
Booking Holdings, Inc. (i)	800	2,806
Dick's Sporting Goods, Inc.	21,300	3,175
Lowe's Companies, Inc.	8,600	1,830
Williams-Sonoma, Inc.	11,300	2,185
TOTAL SUPER RETAIL		14,098
Technology - 5.7%
Accenture PLC Class A	6,100	2,220
Adobe, Inc. (i)	9,200	5,684
Alphabet, Inc. Class A (i)	44,300	6,206
AMETEK, Inc.	12,700	2,058
Arista Networks, Inc. (i)	15,600	4,035
ASML Holding NV (depository receipt)	3,400	2,957
CDW Corp.	8,800	1,995
Dynatrace, Inc. (i)	54,100	3,084
Eaton Corp. PLC	18,700	4,602
Fiserv, Inc. (i)	39,500	5,604
Gen Digital, Inc.	98,300	2,308
Global Payments, Inc.	12,900	1,719
KLA Corp.	3,600	2,139
Lam Research Corp.	5,300	4,373
Marvell Technology, Inc.	45,200	3,060
Meta Platforms, Inc. Class A	34,400	13,421
Microchip Technology, Inc.	600	51
Microsoft Corp.	20,600	8,190
Nextracker, Inc. Class A	39,100	1,770
nVent Electric PLC	51,800	3,110
NVIDIA Corp.	21,800	13,413
NXP Semiconductors NV	7,900	1,664
ON Semiconductor Corp. (i)	83,960	5,972
Oracle Corp.	33,200	3,708
Salesforce, Inc. (i)	18,200	5,116
Synopsys, Inc. (i)	5,100	2,720
UiPath, Inc. Class A (i)	137,600	3,162
Vertiv Holdings Co.	67,400	3,797
TOTAL TECHNOLOGY		118,138
Telecommunications - 0.2%
EchoStar Holding Corp. Class A (i)	126,700	1,697
GTT Communications, Inc. (b)	11,856	417
Palo Alto Networks, Inc. (i)	8,800	2,979
TOTAL TELECOMMUNICATIONS		5,093
Textiles/Apparel - 0.3%
Crocs, Inc. (i)	38,429	3,900
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,581
TOTAL TEXTILES/APPAREL		5,481
Utilities - 0.7%
Constellation Energy Corp.	43,600	5,319
PG&E Corp.	341,179	5,756
Vistra Corp.	103,700	4,255
TOTAL UTILITIES		15,330
TOTAL COMMON STOCKS (Cost $242,212)		309,133

Bank Loan Obligations - 7.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.2%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1393% 8/11/28 (d)(e)(j)	1,221	1,221
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (d)(e)(j)	349	356
United Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2011% 4/21/28 (d)(e)(j)	2,709	2,710
TOTAL AIR TRANSPORTATION		4,287
Automotive & Auto Parts - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3326% 5/6/30 (d)(e)(j)	429	429
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8239% 12/17/28 (d)(e)(j)	2,636	1,953
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 1/20/31 (e)(j)(k)	370	370
TOTAL AUTOMOTIVE & AUTO PARTS		2,752
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5865% 7/25/30 (d)(e)(j)	1,206	1,203
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4527% 8/24/26 (d)(e)(j)	894	845
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 6/24/29 (d)(e)(j)	113	113
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 1/31/29 (d)(e)(j)	987	984
TOTAL BROADCASTING		1,942
Building Materials - 0.3%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (d)(e)(j)	3,125	2,695
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (d)(e)(j)	3,295	3,235
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 6/4/28 (d)(e)(j)	843	838
TOTAL BUILDING MATERIALS		6,768
Capital Goods - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6984% 3/17/30 (d)(e)(j)	251	251
Chemicals - 0.4%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (d)(e)(j)	6,138	6,063
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (d)(e)(j)	510	507
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (d)(e)(j)	2,352	2,351
TOTAL CHEMICALS		8,921
Consumer Products - 0.1%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 12/22/26 (d)(e)(j)	2,496	2,494
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.476% 2/9/26 (d)(e)(j)	185	177
Energy - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(f)(j)	610	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(f)(j)	1,671	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(f)(j)	721	0
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.9471% 11/14/25 (d)(e)(j)	319	316
TOTAL ENERGY		316
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8326% 11/30/28 (d)(e)(j)	311	309
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8326% 11/30/28 (d)(e)(j)	24	24
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7011% 6/21/28 (d)(e)(j)	400	396
TOTAL ENVIRONMENTAL		729
Food/Beverage/Tobacco - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 1/31/31 (e)(j)(k)	355	351
Naked Juice LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6981% 1/24/29 (d)(e)(j)	325	307
TOTAL FOOD/BEVERAGE/TOBACCO		658
Gaming - 0.5%
Caesars Entertainment, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 1/24/31 (e)(j)(k)	1,980	1,975
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3326% 1/27/29 (d)(e)(j)	7,354	7,329
Light & Wonder International, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0832% 4/14/29 (d)(e)(j)	345	345
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 8/1/30 (d)(e)(j)	990	991
TOTAL GAMING		10,640
Healthcare - 0.3%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (d)(e)(j)	2,259	2,193
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 5/5/28 (d)(e)(j)	817	816
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4511% 10/23/28 (d)(e)(j)	159	159
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.45% 6/2/28 (d)(e)(j)	1,962	1,958
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 11/15/28 (d)(e)(j)	968	965
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (d)(e)(j)	188	188
TOTAL HEALTHCARE		6,279
Hotels - 0.4%
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 10/18/28 (d)(e)(j)	8,962	8,954
Insurance - 0.6%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1498% 2/15/27 (d)(e)(j)	2,940	2,923
CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (d)(e)(j)	201	201
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8882% 11/6/30 (d)(e)(j)	510	511
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8332% 11/6/30 (d)(e)(j)	2,257	2,261
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (d)(e)(j)	5,550	5,549
TOTAL INSURANCE		11,445
Leisure - 0.1%
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3355% 8/8/27 (d)(e)(j)	338	338
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 3/9/30 (d)(e)(j)	471	470
TOTAL LEISURE		808
Metals/Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8326% 8/18/30 (d)(e)(j)	264	264
Paper - 0.6%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.1076% 4/13/29 (d)(e)(j)	11,308	11,222
Services - 1.0%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/21/28 (d)(e)(j)	2,764	2,768
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 3/6/25 (d)(e)(j)	1,975	1,968
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1826% 12/10/29 (d)(e)(j)	2,170	2,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 12/10/28 (d)(e)(j)	2,887	2,826
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (d)(e)(j)	4,930	4,912
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (d)(e)(j)	2,471	2,268
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1987% 12/16/26 (d)(e)(j)	707	711
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (d)(e)(j)	2,638	2,347
TOTAL SERVICES		19,800
Specialty Retailing - 0.0%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6867% 6/30/27 (d)(e)(j)	113	112
Super Retail - 0.6%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1826% 12/18/27 (d)(e)(j)	11,709	11,597
Technology - 2.0%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 2/16/28 (d)(e)(j)	142	139
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5826% 2/15/29 (d)(e)(j)	4,273	4,209
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1098% 9/30/28 (d)(e)(j)	2,939	2,932
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1971% 3/31/28 (d)(e)(j)	254	251
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1971% 1/31/27 (d)(e)(j)	390	391
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6981% 8/19/28 (d)(e)(j)	1,570	1,564
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (d)(e)(j)	753	753
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2027% 3/1/29 (d)(e)(j)	5,084	5,030
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5826% 5/3/28 (d)(e)(j)	2,871	2,808
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (d)(e)(j)	890	866
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (d)(e)(j)	1,975	1,977
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6971% 8/31/28 (d)(e)(j)	7,717	7,659
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4471% 4/22/28 (d)(e)(j)	758	741
UKG, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6802% 5/4/26 (d)(e)(j)	5,890	5,888
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (d)(e)(j)	570	570
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 1/30/31 (e)(j)(k)	295	295
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4471% 9/1/25 (d)(e)(j)	1,621	1,392
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6826% 2/28/27 (d)(e)(j)	3,734	3,732
TOTAL TECHNOLOGY		41,197
Telecommunications - 0.1%
Aventiv Technologies LLC Tranche B, term loan CME Term SOFR 1 Month Index + 4.500% 10.4997% 11/1/24 (d)(e)(j)	932	634
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4481% 6/30/28 (d)(e)(j)	517	362
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4326% 12/30/27 (d)(e)(j)	638	569
TOTAL TELECOMMUNICATIONS		1,565
TOTAL BANK LOAN OBLIGATIONS (Cost $156,961)		154,381

Preferred Securities - 7.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.3%
Ally Financial, Inc. 4.7% (d)(l)	945	718
Bank of America Corp.:
5.125% (d)(l)	12,000	11,892
5.875% (d)(l)	14,280	13,852
6.1% (d)(l)	2,590	2,588
Citigroup, Inc.:
5% (d)(l)	13,000	12,816
6.3% (d)(l)	4,585	4,555
9.1073% (d)(e)(l)	12,655	12,745
Citigroup, Inc. 4.7% (d)(l)	2,135	2,032
Goldman Sachs Group, Inc. 5.3% (d)(l)	15,000	14,876
JPMorgan Chase & Co.:
4% (d)(l)	3,555	3,395
4.6% (d)(l)	4,465	4,350
5% (d)(l)	24,800	24,570
6.75% (d)(e)(l)	8,000	8,062
Wells Fargo & Co.:
5.875% (d)(l)	7,645	7,597
7.625% (d)(l)	5,740	6,013
TOTAL BANKS & THRIFTS		130,061
Energy - 1.5%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.6693% (d)(e)(l)	15,460	15,129
6.625% (d)(l)	456	411
7.125% (d)(l)	17,150	16,578
TOTAL ENERGY		32,118
TOTAL PREFERRED SECURITIES (Cost $165,277)		162,179

Other - 2.4%
	Shares	Value ($) (000s)
Other - 2.4%
Fidelity Private Credit Central Fund LLC (g)(n) (Cost $47,821)	4,805,377	49,017

Money Market Funds - 7.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (m) (Cost $147,828)	147,798,402	147,828

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,045,391)	2,057,827
NET OTHER ASSETS (LIABILITIES) - 0.4%	8,086
NET ASSETS - 100.0%	2,065,913

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $976,434,000 or 47.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,008,000 or 3.0% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	1,538

Fidelity Private Credit Central Fund LLC	4/28/22 - 1/02/24	47,817

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,589

New Cotai LLC/New Cotai Capital Corp.	9/11/20	7,224

Northeast Grocery, Inc.	11/08/21	135

Southeastern Grocers, Inc.	6/01/18	1,763

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	152,805	104,103	109,080	1,763	-	-	147,828	0.3%
Fidelity Private Credit Central Fund LLC	48,171	554	-	1,867	-	292	49,017	7.1%
Fidelity Securities Lending Cash Central Fund 5.39%	3,360	4,614	7,974	-	-	-	-	0.0%
Total	204,336	109,271	117,054	3,630	-	292	196,845

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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